CONSOLIDATED BALANCE SHEETS (Parenthetical) (CAD)	Dec. 31, 2011	Dec. 31, 2010
Common stock, no par value
Common stock, issued	381,900,450	381,753,490
Common stock, outstanding	381,900,450	381,753,490
Preferred stock, authorized	100,000,000	100,000,000
Preferred stock, issued
Preferred stock, outstanding